PREPAID EXPENSES	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
PREPAID EXPENSES	Prepaid expenses consisted of the following as of March 31, 2014 and December 31, 2013:
	2014	2013
Insurance	$6,756	$6,722
Rent	5,049	5,049
Total prepaid expenses	$11,805	$11,771

Prepaid expenses consisted of the following as of December 31, 2013 and 2012:

	2013	2012
Insurance	$6,722	$6,437
Rent	5,049	5,049
Consulting	0	31,672
Legal	0	25,000
Total prepaid expenses	$11,771	$68,158